SEGMENT REPORTING (Schdeule of Total Long-Lived Assets excluding Financial Instruments, Intangible Assets and Deferred Tax Assets by Country) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Segment reporting [Line Items]
Total long-lived assets other than financial instruments, intangible assets and deferred tax assets	¥ 2,317,628	$ 337,085	¥ 1,068,935
PRC [Member]
Segment reporting [Line Items]
Total long-lived assets other than financial instruments, intangible assets and deferred tax assets	2,036,133	296,143	789,320
Singapore [Member]
Segment reporting [Line Items]
Total long-lived assets other than financial instruments, intangible assets and deferred tax assets	¥ 281,495	$ 40,942	¥ 279,615